INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 6:-	INVENTORIES
	December 31,
	2012	2011

Raw materials	$12,552	$10,986
Work in process	2,250	1,772
Finished products	22,060	18,411

	$36,862	$31,169